Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date		rr_ProspectusDate	Feb. 28, 2015
EMERGING MARKETS PORTFOLIO II
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Emerging Markets Portfolio II
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Emerging Markets Portfolio II (the “Emerging Markets Portfolio”) is long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Markets Series (the “Emerging Markets Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Emerging Markets Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Series’ portfolio turnover rate was 5% of the average value of its investment portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	5.00%
Expenses Represent Both Master and Feeder [Text]		rr_ExpensesRepresentBothMasterAndFeeder	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the Feeder Portfolio's new investment management agreement that allows Dimensional Fund Advisors LP (the "Advisor") to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The "Management Fee" includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested both directly in other funds managed by the Advisor (collectively, "Underlying Funds") and directly in securities, the Advisor has contractually agreed to permanently waive the Feeder Portfolio's direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund's investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio's portion of the expenses of the Master Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Emerging Markets Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Portfolio and the Portfolio’s portion of the expenses of the Emerging Markets Series.
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Emerging Markets Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Series. The Emerging Markets Series purchases a broad market coverage of larger companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development) authorized for investment by Dimensional Fund Advisors LP's (the "Advisor") Investment Committee ("Approved Markets"). The Advisor's definition of large varies across countries and is based primarily on market capitalization. A company's market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies' market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. For example, as of December 31, 2014, China had a size threshold of $3,936 million, and Hungary had a size threshold of $194 million. These thresholds will change due to market conditions. In addition, the Advisor may consider a company's size, value, and/or profitability relative to other eligible companies when making investment decisions for the Emerging Markets Series. In assessing value, the Advisor may consider factors such as a company's book value in relation to its market value, as well as price to cash flow or price to earnings ratios. In assessing profitability, the Advisor may consider factors such as that of earnings or profits from operations relative to book value or assets. The criteria the Advisor uses for assessing value or profitability are subject to change from time to time. The Advisor may also adjust the representation in the Emerging Markets Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Emerging Markets Series and the Emerging Markets Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to use derivatives for purposes of speculation or leveraging investment returns.

			The Emerging Markets Series may lend its portfolio securities to generate additional income.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Series that owns them, and, in turn, the Emerging Markets Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Series and the Emerging Markets Portfolio use derivatives, the Emerging Markets Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

			Cyber Security Risk: The Emerging Markets Portfolio's and its service providers' use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Risk Lose Money [Text]		rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

			The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Emerging Markets Portfolio II Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2005-December 2014
Highest Quarter	Lowest Quarter
33.21 (4/09-6/09)	-27.75 (10/08-12/08)

Performance Table Heading		rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
EMERGING MARKETS PORTFOLIO II | Emerging Markets Portfolio II
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee	[1]	rr_ManagementFeesOverAssets	0.35%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.44%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.34%
1 Year		rr_ExpenseExampleYear01	$ 35
3 Years		rr_ExpenseExampleYear03	109
5 Years		rr_ExpenseExampleYear05	191
10 Years		rr_ExpenseExampleYear10	$ 431
2005		rr_AnnualReturn2005	30.29%
2006		rr_AnnualReturn2006	29.49%
2007		rr_AnnualReturn2007	36.33%
2008		rr_AnnualReturn2008	(49.05%)
2009		rr_AnnualReturn2009	72.02%
2010		rr_AnnualReturn2010	22.13%
2011		rr_AnnualReturn2011	(17.27%)
2012		rr_AnnualReturn2012	19.38%
2013		rr_AnnualReturn2013	(2.92%)
2014		rr_AnnualReturn2014	(1.47%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	33.21%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(27.75%)
One Year		rr_AverageAnnualReturnYear01	(1.47%)
Five Years		rr_AverageAnnualReturnYear05	2.90%
Ten Years		rr_AverageAnnualReturnYear10	8.81%
EMERGING MARKETS PORTFOLIO II | Return After Taxes on Distributions | Emerging Markets Portfolio II
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(2.22%)
Five Years		rr_AverageAnnualReturnYear05	2.30%
Ten Years		rr_AverageAnnualReturnYear10	8.23%
EMERGING MARKETS PORTFOLIO II | Return After Taxes on Distributions and Sale of Portfolio Shares | Emerging Markets Portfolio II
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(0.50%)
Five Years		rr_AverageAnnualReturnYear05	2.22%
Ten Years		rr_AverageAnnualReturnYear10	7.22%
EMERGING MARKETS PORTFOLIO II | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	(2.19%)
Five Years		rr_AverageAnnualReturnYear05	1.78%
Ten Years		rr_AverageAnnualReturnYear10	8.43%

[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the Feeder Portfolio's new investment management agreement that allows Dimensional Fund Advisors LP (the "Advisor") to furnish both investment advisory and administration services directly to the Feeder Portfolio under a single agreement, effective July 21, 2015. The "Management Fee" includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested both directly in other funds managed by the Advisor (collectively, "Underlying Funds") and directly in securities, the Advisor has contractually agreed to permanently waive the Feeder Portfolio's direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund's investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio's portion of the expenses of the Master Fund.